Condensed individual financial information of Companhia Paranaense de Energia - Copel	12 Months Ended
Dec. 31, 2021
Individual Financial Information Of Companhia Paranaense De Energia - Copel
Condensed individual financial information of Companhia Paranaense de Energia - Copel

43.	Condensed individual financial information of Companhia Paranaense de Energia - Copel

In order to attend Rule 12-04 of Regulation S-X of the Securities and Exchange Commission (the “SEC”), Management has incorporated the condensed individual financial information of Companhia Paranaense de Energia - Copel in these financial statements, as part of the Form 20-F. These information were prepared considering the same accounting policies as described in Note 3 and 4 to Company’s consolidated financial statements.

(a)  Condensed statements of financial position as of December 31, 2021 and 2020

ASSETS	12.31.2021	12.31.2020
Current assets
Cash and cash equivalents	626,052	42,700
Bonds and securities	91	90
Dividends receivables	1,558,212	1,290,114
CRC transferred to the State Government of Paraná	-	287,789
Other current receivables	1,150	1,025
Income tax and social contribution	3,991	12,171
Prepaid expenses	528	150
Receivable from related parties	5,374	40,298
	2,195,398	1,674,337
Assets classified as held for sale	-	758,742
	2,195,398	2,433,079

Noncurrent assets
Other temporary investments	19,985	22,385
CRC transferred to the State Government of Paraná	-	1,104,835
Judicial deposits	131,519	125,738
Other current receivables	7,658	7,443
Income Tax and Social Contribution	30,000	117,682
Deferred tax assets	165,484	282,132
Other noncurrent recoverable taxes	38,659	88,331
Receivables from related parties	150,572	140,337
	543,877	1,888,883

Investments	21,144,478	18,807,102
Property, Plant and Equipment, net	4,112	2,725
Intangible Assets	3,473	2,041
Right-of-use asset	3,165	962

	21,699,105	20,701,713

Total assets	23,894,503	23,134,792

LIABILITIES	12.31.2021	12.31.2020
Current liabilities
Payroll, social charges and accruals	36,454	16,759
Related parties	2,292	283,650
Suppliers	3,353	3,184
Income tax and social contribution	1,813	-
Other taxes payable	34,956	952
Loans and financing	321,157	512,086
Debentures	501,716	301,972
Dividends payable	260,995	944,274
Post employment benefits	229	226
Lease liability	301	279
Other accounts payable	548	567
	1,163,814	2,063,949

Noncurrent liabilities
Related parties	5,851	5,851
Other taxes due	3,260	2,978
Loans and financing	468,970	266,682
Debentures	-	499,317
Post employment benefits	13,922	9,929
Lease liability	2,957	707
Other accounts payable	50,943	1,936
Provisions for legal claims	347,762	324,332
	893,665	1,111,732

Equity
Share capital	10,800,000	10,800,000
Equity valuation adjustments	426,170	353,349
Legal reserves	1,457,087	1,209,458
Retained earnings	7,785,092	6,088,855
Additional dividend from non-capitalized earnings reserve	1,368,675	1,507,449
	21,837,024	19,959,111

Total liabilities and equity	23,894,503	23,134,792

(b) Condensed statements of income for the years ended December 31, 2021, 2020 and 2019

	12.31.2021	12.31.2020	12.31.2019
Operating revenues (expenses)
General and administrative expenses	(126,172)	(79,762)	(59,907)
Other revenues (expenses), net	(86,344)	(24,423)	1,244
Result of equity in investees	3,689,345	3,551,254	2,177,629
	3,476,829	3,447,069	2,118,966

Operating income before financial results	3,476,829	3,447,069	2,118,966

Financial income (expenses)
Financial revenues	304,809	335,485	209,679
Financial expenses	(112,332)	(86,076)	(235,033)
	192,477	249,409	(25,354)

Operating income	3,669,306	3,696,478	2,093,612

Income tax and social contribution
Income tax and social contribution	67,641	-	(21,195)
Deferred income tax and social contribution	30,250	127,503	5,850
	97,891	127,503	(15,345)

Net income from continuing operations	3,767,197	3,823,981	2,078,267

Discontinued operations
Net income (loss) from discontinued operations	1,185,376	80,221	(88,321)

Net income	4,952,573	3,904,202	1,989,946

Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Common shares	1.20448	1.33430	0.72523
Class A preferred shares	1.41173	1.76982	0.89086
Class B preferred shares	1.50668	1.46773	0.79778

Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Common shares	1.61429	1.36229	0.69440
Class A preferred shares	1.86252	1.80062	0.85790
Class B preferred shares	1.95747	1.49852	0.76388

(c)  Condensed statement of comprehensive income for the years ended December 31, 2021, 2020 and 2019

	12.31.2021	12.31.2020	12.31.2019
NET INCOME	4,952,573	3,904,202	1,989,946
Other comprehensive income
Items that will never be reclassified to profit or loss
Gain (losses) on actuarial liabilities
Post employment benefits	(3,257)	(779)	(3,371)
Post employment benefits - equity	154,751	(178,434)	(120,358)
Taxes on other comprehensive income	1,107	265	1,146
Items that are or maybe reclassified to profit or loss
Subsidiary loss with interest variation	-	-	(4,874)
Total comprehensive income, net of taxes	152,601	(178,948)	(127,457)
TOTAL COMPREHENSIVE INCOME	5,105,174	3,725,254	1,862,489

(d) Condensed statements of cash flows for the years ended December 31, 2021, 2020 and 2019

	12.31.2021	12.31.2020	12.31.2019
Net cash generated from operating activities	2,892,312	761,050	688,443

Cash flow from investing activities
Financial investments	2,399	5,349	115,376
Loans and financing granted to related parties	-	(40,000)	(24,410)
Receipt of loans and financing granted to related parties	33,899	7,015	24,512
Additions in investments	(503,202)	(68,127)	(271,968)
Capital reduction of investees.	82,330	228	-
Additions to property, plant and equipment	(1,847)	(1,800)	(285)
Additions to intangible	(1,771)	(1,045)	(271)

Net cash used in investing activities
from continuing operations	(388,192)	(98,380)	(157,046)

Net cash generated by investment activities
from discontinued operations	2,506,837	-	-

Net cash generated (used) from investing activities	2,118,645	(98,380)	(157,046)

Cash flow from financing activities
Issue of Debentures	-	-	500,000
Issue of loans with related parties	-	280,000	48,000
Amortization of principal - loans and financing	-	(38,500)	(115,500)
Amortization of principal - debentures	(300,000)	(300,000)	(853,400)
Amortization of loans obtained from related parties	(280,000)	-	(48,000)
Amortization of principal - Lease liabilities	(317)	(329)	(141)
Dividends and interest on capital paid	(3,847,288)	(586,445)	(352,055)

Net cash used in financing activities	(4,427,605)	(645,274)	(821,096)

Total effects on cash and cash equivalents	583,352	17,396	(289,699)

Cash and cash equivalents at the beginning of the period	42,700	25,304	315,003
Cash and cash equivalents at the end of the period	626,052	42,700	25,304

Change in cash and cash equivalents	583,352	17,396	(289,699)

Additional individual information related to Companhia Paranaense de Energia - Copel are presented below:

·   Related Parties: Copel has the following balances outstanding with related parties:

	12.31.2021	12.31.2020
Assets
Copel Distribuição (a)	150,572	140,337
UEG Araucária - mutual	-	33,572
Investees and Subsidiaries - Structure sharing	5,374	6,726
	155,946	180,635
Liabilities
Copel CTE - mutual	-	282,817
Investees and Subsidiaries - Structure sharing	2,292	833
Elejor advance	5,851	5,851
	8,143	289,501

(a) Copel DIS - Financing transferred - STN

Copel transferred loans and financing to its wholly-owned subsidiaries at the time of its establishment in 2001. However, since the contracts for the transfers to the subsidiaries were not subject to formalization with the financial institutions, these commitments are also recorded in the Parent company.

The balance with Copel DIS refers to the National Treasury Department - STN financing, transferred with the same levy of charges assumed by the Company (Note 22) and shown as obligations for loans and financing at Copel DIS.

On March 10, 2022, seeking to reduce costs and improve the Company’s leverage, the debt was redeemed in advance, in the amount of R$9,350, corresponding to the principal plus interest incurred, net of the collateral and escrow deposits (Note 22.1).

·   Investments - As of December 31, 2021 and 2020, investments in subsidiaries are comprised as follows:

	12.31.2021	12.31.2020
Copel Geração e Transmissão	12,662,224	10,732,734
Copel Distribuição	7,558,556	7,212,915
Copel Telecomunicações	-	757,799
Copel TEL - Reclassification (a)	-	(758,742)
Copel Energia	389,863	356,922
Compagas	259,031	252,481
UEG Araucária	109,737	48,355
Other investments	10,744	50,328
	20,990,155	18,652,792
(a) Reclassification to Assets classified as held for sale.

The information regarding joint ventures, associates and other investments are presented in note 17.1 – Changes in investments.

·   Dividends receivable - The dividends receivable is comprised as follows:

	12.31.2021	12.31.2020
Investees and subsidiaries
Copel Geração e Transmissão	638,378	769,108
Copel Distribuição	824,833	440,368
Copel Comercialização	20,785	29,803
Compagas	65,821	43,164
UEG Araucária	7,251	6,143

Joint Ventures and Associates
Voltália	1,032	1,032
Dona Francisca	86	97

Other investments	26	399
	1,558,212	1,290,114

·	Provisions for Legal Claims - Copel recorded provisions for Legal Claims, as follows:

	12.31.2021	12.31.2020
Regulatory	25,174	21,373
Labor	2,437	2,466
Employee benefits	587	-
Civil	175,356	163,940
Tax Claim	144,208	136,553
	347,762	324,332

·   Restriction of transfer of funds from subsidiaries - The subsidiaries described below qualify as either concessionaires of public services or independent power producers. As such, any transfer of funds to the respective parent company, in the form of loans or advances, requires approval by Aneel. This regulatory restriction does not apply to cash dividends determined in accordance with the Brazilian Corporate Law.

As of December 31, 2021, total restricted subsidiaries net assets amount to R$20,720,412 composed as follows:

	12.31.2021	12.31.2020
Copel Geração e Transmissão S.A.	12,662,224	10,732,735
Copel Distribuição S.A.	7,558,556	7,212,914
UEG Araucária Ltda.	540,577	238,211
Centrais Elétricas Rio Jordão - Elejor	(40,945)	13,490
	20,720,412	18,197,350

The following table shows the expected undiscounted settlement values of the Copel liabilities, in each time range:

	Interest (a)	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
12.31.2021
Loans and financing	Note 21	-	19,661	393,857	487,755	-	901,273
Debentures	Note 22	14	-	531,219	-	-	531,233
Suppliers	-	3,331	22	-	-	-	3,353
		3,345	19,683	925,076	487,755	-	1,435,859
(a) Effective interest rate - weighted average.